UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Money Market Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMERCIAL PAPER (24.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

American Honda Finance Corp.	0.130	5/22/15		$1,450,000	$1,449,733

Apple, Inc.	0.200	5/19/15		600,000	599,840

BMW US Capital, LLC	0.110	5/5/15		650,000	649,932

BPCE SA 144A (France)	0.115	4/2/15		700,000	699,998

Chevron Corp.	0.120	4/1/15		1,450,000	1,450,000

Coca-Cola Co. (The)	0.200	7/21/15		1,000,000	999,383

Commonwealth Bank of Australia 144A (Australia)	0.288	3/24/16		775,000	775,000

Commonwealth Bank of Australia 144A (Australia)	0.276	11/9/15		1,400,000	1,400,001

DnB Bank ASA (Norway)	0.200	5/18/15		1,475,000	1,474,615

DnB Bank ASA 144A (Norway)	0.280	8/5/15		725,000	724,290

General Electric Capital Corp.	0.180	4/14/15		2,250,000	2,249,850

HSBC Bank PLC 144A (United Kingdom)	0.262	10/2/15		900,000	900,000

Mitsubishi UFJ Trust & Banking Corp./NY 144A	0.250	5/22/15		2,000,000	1,999,292

National Australia Bank, Ltd. (Australia)	0.209	7/6/15		750,000	749,640

National Australia Bank, Ltd. 144A, Ser. CPIB (Australia)	0.235	6/15/15		900,000	899,984

Nestle Capital Corp.	0.170	8/10/15		1,175,000	1,174,273

Nestle Finance International, Ltd. (Switzerland)	0.190	8/20/15		975,000	974,274

Nordea Bank AB 144A (Sweden)	0.150	4/27/15		2,000,000	1,999,783

Prudential PLC 144A (United Kingdom)	0.150	5/12/15		1,450,000	1,449,752

Roche Holdings, Inc. (Switzerland)	0.120	7/13/15		1,425,000	1,424,511

Simon Property Group LP	0.160	6/10/15		1,350,000	1,349,580

Skandinaviska Enskilda Banken AB (Sweden)	0.200	4/10/15		900,000	899,955

Standard Chartered Bank/New York 144A	0.230	4/8/15		925,000	924,959

State Street Corp.	0.190	5/5/15		500,000	499,910

State Street Corp.	0.180	6/1/15		1,650,000	1,649,497

Sumitomo Mitsui Banking Corp. (Japan)	0.341	9/25/15		425,000	424,290

Sumitomo Mitsui Banking Corp. (Japan)	0.240	4/13/15		1,750,000	1,749,860

Swedbank AB (Sweden)	0.205	5/13/15		1,525,000	1,524,635

Toyota Motor Credit Corp.	0.180	7/9/15		2,100,000	2,098,961

Total commercial paper (cost $35,165,798)					$35,165,798

REPURCHASE AGREEMENTS (23.6%)(a)
				Principal amount	Value

Interest in $348,965,000 joint tri-party repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc. due 4/1/15 - maturity value of $17,049,066 for an effective yield of 0.140% (collateralized by various mortgage backed securities and U.S. Treasury note with coupon rates ranging from 2.193% to 6.000% and due dates ranging from 3/31/21 to 3/20/45, valued at $355,944,393)				$17,049,000	$17,049,000

Interest in $344,908,000 joint tri-party repurchase agreement dated 3/31/15 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 4/1/15 - maturity value of $17,000,061 for an effective yield of 0.130% (collateralized by a mortgage backed security with a coupon rate of 3.500% and a due date of 1/1/45, valued at $351,806,161)				17,000,000	17,000,000

Total repurchase agreements (cost $34,049,000)					$34,049,000

ASSET-BACKED COMMERCIAL PAPER (17.3%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Atlantic Asset Securitization, LLC	0.150	4/6/15		$700,000	$699,985

Bedford Row Funding Corp. 144A	0.257	7/9/15		2,250,000	2,250,000

CAFCO, LLC	0.120	4/20/15		700,000	699,956

Chariot Funding, LLC	0.190	4/9/15		2,275,000	2,274,904

CHARTA, LLC	0.150	5/4/15		700,000	699,904

CIESCO, LLC	0.150	5/1/15		580,000	579,928

Collateralized Commercial Paper Co., LLC	0.260	5/6/15		1,525,000	1,524,615

Collateralized Commercial Paper Co., LLC	0.200	5/18/15		675,000	674,824

CRC Funding, LLC	0.120	4/27/15		700,000	699,939

Fairway Finance, LLC 144A (Canada)	0.250	8/17/15		975,000	974,066

Fairway Finance, LLC 144A (Canada)	0.225	5/6/15		1,175,000	1,175,000

Jupiter Securitization Co., LLC	0.190	4/9/15		1,525,000	1,524,936

Jupiter Securitization Co., LLC	0.180	7/6/15		650,000	649,688

Liberty Street Funding, LLC (Canada)	0.180	4/20/15		950,000	949,910

MetLife Short Term Funding, LLC	0.150	4/27/15		1,325,000	1,324,856

MetLife Short Term Funding, LLC 144A	0.150	4/20/15		875,000	874,931

Old Line Funding, LLC 144A	0.250	5/7/15		2,300,000	2,299,425

Regency Markets No. 1, LLC 144A	0.150	4/16/15		2,100,000	2,099,869

Thunder Bay Funding, LLC 144A	0.240	5/15/15		2,275,000	2,274,333

Working Capital Management Co. (Japan)	0.160	4/27/15		700,000	699,919

Total asset-backed commercial paper (cost $24,950,988)					$24,950,988

CERTIFICATES OF DEPOSIT (10.5%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY	0.170	4/8/15		$1,350,000	$1,350,000

Bank of Nova Scotia/Houston FRN notes	0.255	9/8/15		1,250,000	1,250,000

Canadian Imperial Bank of Commerce/New York, NY FRN notes	0.263	11/12/15		550,000	550,000

Canadian Imperial Bank of Commerce/New York, NY FRN notes	0.247	6/17/15		1,750,000	1,750,000

Citibank, NA	0.150	5/4/15		875,000	875,080

Citibank, NA FRN notes	0.255	4/9/15		550,000	550,011

HSBC Bank USA, NA FRN notes	0.302	12/7/15		750,000	750,000

Rabobank Nederland NV/NY FRN notes (Netherlands)	0.277	7/17/15		1,075,000	1,075,326

Svenska Handelsbanken/New York, NY (Sweden)	0.205	5/6/15		2,300,000	2,300,011

Toronto-Dominion Bank/NY FRN notes (Canada)	0.267	11/18/15		2,325,000	2,325,000

U.S. Bank, NA/Cincinnati, OH FRN notes	0.275	10/30/15		2,325,000	2,325,000

Total certificates of deposit (cost $15,100,428)					$15,100,428

MUNICIPAL BONDS AND NOTES (9.9%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Illinois (1.0%)

University of Chicago Commercial Paper, Ser. A	0.120	6/11/15	P-1	$1,450,000	$1,449,657

					1,449,657
Maryland (1.5%)

Johns Hopkins University Commercial Paper, Ser. C	0.150	7/22/15	P-1	500,000	500,000

Johns Hopkins University Commercial Paper, Ser. C	0.150	6/16/15	P-1	1,025,000	1,025,000

Johns Hopkins University Commercial Paper, Ser. C	0.120	5/20/15	P-1	650,000	650,000

					2,175,000
Massachusetts (1.4%)

President and Fellows of Harvard College Commercial Paper	0.160	5/15/15	P-1	1,950,000	1,949,619

					1,949,619
New York (0.9%)

Trustees of Columbia University in the City of New York Commercial Paper	0.120	5/12/15	P-1	1,350,000	1,350,000

					1,350,000
North Carolina (0.9%)

Duke University Commercial Paper, Ser. B-98	0.150	7/16/15	P-1	1,350,000	1,349,404

					1,349,404
Pennsylvania (2.3%)

Lehigh University Commercial Paper, Ser. A	0.242	5/19/15	P-1	1,000,000	999,840

Lehigh University Commercial Paper, Ser. A	0.170	7/16/15	P-1	900,000	899,550

Trinity Health Corporation Commercial Paper	0.120	5/5/15	P-1	1,400,000	1,399,841

					3,299,231
Texas (1.9%)

Board of Regents of The Texas A&M University Revenue Financing System Commercial Paper, Ser. B	0.150	6/16/15	P-1	1,425,000	1,425,000

Texas A&M University (The) Commercial Paper, Ser. B	0.130	5/20/15	P-1	1,250,000	1,250,000

					2,675,000

Total municipal bonds and notes (cost $14,247,911)					$14,247,911

U.S. TREASURY OBLIGATIONS (5.6%)(a)
	Yield (%)	Maturity date		Principal amount	Value

U.S. Treasury FRN Notes	0.119	1/31/17		$1,500,000	$1,499,944

U.S. Treasury FRN Notes	0.105	7/31/16		1,550,000	1,550,054

U.S. Treasury FRN Notes	0.104	4/30/16		1,590,000	1,590,057

U.S. Treasury FRN Notes	0.088	10/31/16		1,575,000	1,575,013

U.S. Treasury FRN Notes	0.080	1/31/16		1,850,000	1,849,778

Total U.S. treasury obligations (cost $8,064,846)					$8,064,846

CORPORATE BONDS AND NOTES (5.1%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY sr. unsec. notes	0.900	2/12/16		$800,000	$802,743

HSBC Bank PLC 144A sr. unsec. notes (United Kingdom)	3.500	6/28/15		500,000	503,923

National Australia Bank, Ltd./New York sr. unsec. notes (Australia)	1.600	8/7/15		500,000	502,225

National Bank of Canada company guaranty sr. unsec. notes (Canada)	1.500	6/26/15		550,000	551,601

Royal Bank of Canada sr. unsec. unsub. notes, Ser. MTN (Canada)	0.800	10/30/15		500,000	501,047

Wells Fargo & Co. sr. unsec. unsub. FRN notes	1.189	6/26/15		800,000	801,607

Wells Fargo Bank, NA sr. unsec. FRN notes, Ser. MTN(M)	0.361	7/15/19		1,500,000	1,500,000

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	1.125	9/25/15		600,000	602,124

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	0.950	1/12/16		1,525,000	1,530,211

Total corporate bonds and notes (cost $7,295,481)					$7,295,481

MUTUAL FUNDS (4.5%)(a)
	Yield (%)			Shares	Value

Putnam Money Market Liquidity Fund(AFF)	0.090			6,425,872	$6,425,872

Total mutual funds (cost $6,425,872)					$6,425,872

TOTAL INVESTMENTS

Total investments (cost $145,300,324)(b)					$145,300,324

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
MTN	Medium Term Notes

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $144,147,482.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$6,425,872	$—	$—	$1,221	$6,425,872
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(M)	This security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.1%
	Sweden	4.6
	Canada	4.5
	Australia	4.4
	Japan	2.0
	United Kingdom	2.0
	Switzerland	1.7
	Norway	1.5
	Netherlands	0.7
	France	0.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$24,950,988	$—
Certificates of deposit	—	15,100,428	—
Commercial paper	—	35,165,798	—
Corporate bonds and notes	—	7,295,481	—
Municipal bonds and notes	—	14,247,911	—
Mutual funds	6,425,872	—	—
Repurchase agreements	—	34,049,000	—
U.S. treasury obligations	—	8,064,846	—

Totals by level	$6,425,872	$138,874,452	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citigroup Global Markets, Inc.	Merrill Lynch, Pierce, Fenner and Smith Inc.	Total

	Assets:
	Repurchase agreements	$17,049,000	$17,000,000	$34,049,000

	Total Assets	$17,049,000	$17,000,000	$34,049,000

	Total Financial and Derivative Net Assets	$17,049,000	$17,000,000	$34,049,000
	Total collateral received (pledged)##†	$17,049,000	$17,000,000
	Net amount	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015